NET (LOSS)/INCOME PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Anti-dilutive common shares excluded from calculation of diluted net (loss)/income per ordinary share in connection with RSUs and share options	6,022,173	1,093,923	8,204,965